Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Required under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2018 are as follows:

(Millions of yen)
Year ending December 31:
2019	29,817
2020	23,402
2021	17,837
2022	13,565
2023	10,165
Thereafter	20,298

Total future minimum lease payments	115,084

Changes in Accrued Product Warranty Costs

Changes in accrued product warranty costs for the years ended December 31, 2018 and 2017 are summarized as follows:

	Years ended December 31
	2018	2017
	(Millions of yen)
Balance at beginning of year	17,452	13,168
Additions	18,870	18,893
Utilization	(14,707)	(12,957)
Other	(4,297)	(1,652)

Balance at end of year	17,318	17,452